Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2016, is presented below:

	Number	Weighted
	of Shares	Average	Weighted
	Remaining	Exercise	Average	Aggregate
Subject to Exercise	Options	Price	Life (Years)	Value
Outstanding as of January 1, 2015	757,977	$1.59	10.00
Granted – 2015	5,536,249	1.59	10.00	-
Forfeited – 2015	-	-	-	-
Exercised – 2015	-	-	-	-
Outstanding as of January 1, 2016	6,294,226	$1.59	10.00	-
Granted – 2016	5,455,092	1.59	9.95	-
Forfeited – 2016	-	-	-	-
Exercised – 2016	-	-	-	-
Outstanding as of March 31, 2016	11,749,318	$1.59	9.98	-

A summary of stock option activity for the year ended December 31, 2015, is presented below:

Subject to Exercise	Number of Shares Remaining Options	Weighted Average Exercise Price	Weighted Average Life (Years)	Aggregate Value
Outstanding as of January 1, 2014
Granted – 2014	757,977	$1.59	10.00	-
Forfeited – 2014	-	-	-	-
Exercised – 2014	-	-	-	-
Outstanding as of January 1, 2015	757,977	$1.59	10.00	-
Granted – 2015	5,536,249	1.59	10.00	-
Forfeited – 2015	-	-	-	-
Exercised – 2015	-	-	-	-
Outstanding as of December 31, 2015	6,294,226	$1.59	10.00	-

Schedule of Stock Option

Date Issued	Exercise Price	Number of Shares	Expiration date
September 2014	$1.59	583,059	December 27, 2025
November 2014	$1.59	174,918	December 27, 2025
August 2015	$1.59	3,121,787	December 27, 2025
September 2015	$1.59	300,000	December 27, 2025
November 2015	$1.59	1,224,640	December 27, 2025
December 2015	$1.59	889,822	December 27, 2025
January 2016	$1.59	5,401,092	January 9, 2026
March 2016	$2.05	54,000	February 24, 2021

Total options at March 31, 2016		11,749,318

Date Issued	Exercise Price	Number of Shares	Expiration date

September 2014	$1.59	583,059	December 27, 2025
November 2014	$1.59	174,918	December 27, 2025
August 2015	$1.59	3,121,787	December 27, 2025
September 2015	$1.59	300,000	December 27, 2025
November 2015	$1.59	1,224,640	December 27, 2025
December 2015	$1.59	889,822	December 27, 2025

Total options at December 31, 2015		6,294,226

Schedule of Assumptions Using Black-Scholes Option Pricing Model

The Company utilized the Black-Scholes option pricing model. The assumptions used for the three months ended March 31, 2016 are as follows:

March 31, 2016
Risk free interest rate	1.38% - 2.13%
Expected life (in years)	2.5 - 5
Expected Volatility	116.26%-122.65%
Expected dividend yield	0%

The Company utilized the Black-Scholes option pricing model. The assumptions used for the year ended December 31, 2015 are as follows:

December 31, 2015
Risk free interest rate	0.97%-1.88%
Expected life (in years)	3-6
Expected Volatility	109.81%-114.73%
Expected dividend yield	0%

Schedule of Non-Vested Options

A summary of the changes in the Company’s non-vested options during the three months ended March 31, 2016, is as follows:

	Number of Non-vested Options	Weighted Average Fair Value at Grant Date	Intrinsic Value
Non-vested at January 1, 2015	501,469	$0.73	-
Granted in 2015	5,536,249	$1.29	-
Vested in year ended December 31, 2015	(881,008)	$0.73	-
Non-vested at January 1, 2016	5,156,710	$1.29	-
Granted in 2016	5,455,092	$3.95	-
Vested in 2016	(318,547)	$1.37	-
Non-vested at March 31, 2016	10,293,255	$3.02	-
Exercisable at March 31, 2016	1,456,063	$1.31	-
Outstanding at March 31, 2016	11,749,318	$1.59	-

A summary of the changes in the Company’s non-vested options during the year ended December 31, 2015, is as follows:

	Number of Non-vested Options	Weighted Average Fair Value at Grant Date	Intrinsic Value

Non-vested at January 1, 2014	-	-	-
Granted in 2014	757,977	$0.73
Vested in 2014	(256,508)	$0.73	-
Non-vested at January 1, 2015	501,469	$0.73	-
Granted in 2015	5,536,249	$1.29	-
Vested in year ended December 31, 2015	(881,008)	$0.73	-
Non-vested at December 31, 2015	5,156,710	$1.29	-
Exercisable at December 31, 2015	1,137,516	$1.06	-
Outstanding at December 31, 2015	6,294,226	$1.29	-

Schedule of Unrecognized Compensation Cost Related to Unvested Stock Options
2016	2017	2018	2019	2020	2021
$10,788,252	$8,001,868	$4,570,141	$2,283,564	$557,544	$21,994

2016	2017	2018	2019
$3,532,582	$1,555,178	$744,807	$326,895